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                                                                John M. Richards
                                                       Assistant General Counsel

Metropolitan Life Insurance Company
200 Park Avenue
New York, NY 10166

                                       September 8, 2016

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:  Metropolitan Life Separate Account UL
     File No. 811-06025

Commissioners:

Semi-annual Reports dated June 30, 2016 of the underlying funds are incorporated herein by reference as the reports transmitted to policyowners of the Metropolitan Life Separate Account UL of Metropolitan Life Insurance Company pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Semi-annual Reports for certain portfolios of AB Variable Products Series Fund, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000825316, File No. 811-05398.

The Semi-annual Reports for certain portfolios of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) are incorporated by reference as filed on Form N-CSRS, CIK No. 0000896435, File No. 811-07452.

The Semi-annual Report for the VP Capital Appreciation Fund of American Century Variable Portfolios, Inc. is incorporated by reference as filed on Form N-CSRS, CIK No. 0000814680, File No. 811-05188.

The Semi-annual Reports for certain series of American Funds Insurance Series(R) are incorporated by reference as filed on Form N-CSRS, CIK No. 0000729528, File No. 811-03857.

The Semi-annual Report for the International Value Portfolio of Dreyfus Variable Investment Fund is incorporated by reference as filed on Form N-CSRS, CIK No. 0000813383, File No. 811-05125.

The Semi-annual Reports for certain portfolios of Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000356494, File No. 811-03329.

The Semi-annual Report for the Contrafund(R) Portfolio of Variable Insurance Products Fund II is incorporated by reference as filed on Form N-CSRS, CIK No. 0000831016, File No. 811-05511.

The Semi-annual Report for the Mid Cap Portfolio of Variable Insurance Products Fund III is incorporated by reference as filed on Form N-CSRS, CIK No. 0000927384, File No. 811-07205.

The Semi-annual Reports for certain portfolios of Variable Insurance Products Fund V are incorporated by reference as filed on Form N-CSRS, CIK No. 0000823535, File No. 811-05361.

The Semi-annual Reports for certain series of Franklin Templeton Variable Insurance Products Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000837274, File No. 811-05583.

The Semi-annual Reports for certain portfolios of Goldman Sachs Variable Insurance Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001046292, File No. 811-08361.

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The Semi-annual Reports for certain portfolios of Janus Aspen Series are incorporated by reference as filed on Form N-CSRS, CIK No. 0000906185, File No. 811-07736.

The Semi-annual Reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001126087, File No. 811-10183.

The Semi-annual Reports for certain portfolios of Metropolitan Series Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000710826, File No. 811-03618.

The Semi-annual Reports for certain series of MFS(R) Variable Insurance Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000918571, File No. 811-08326.

The Semi-annual Report for the MFS(R) High Yield Portfolio of MFS(R) Variable Insurance Trust II is incorporated by reference as filed on Form N-CSRS, CIK No. 0000719269, File No. 811-03732.

The Semi-annual Report for the Oppenheimer Main Street Small Cap Fund(R)/VA of Oppenheimer Variable Account Funds is incorporated by reference as filed on Form N-CSRS, CIK No. 0000752737, File No. 811-04108.

The Semi-annual Reports for certain portfolios of PIMCO Variable Insurance Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001047304, File No. 811-08399.

The Semi-annual Report for the Pioneer Mid Cap Value VCT Portfolio of Pioneer Variable Contracts Trust is incorporated by reference as filed on Form N-CSRS, CIK No. 0000930709, File No. 811-08786.

The Semi-annual Report for Putnam VT International Value Fund of Putnam Variable Trust is incorporated by reference as filed on Form N-CSRS, CIK No. 000822671, File No. 811-05346.

The Semi-annual Reports for certain series of Royce Capital Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0001006387, File No. 811-07537.

The Semi-annual Reports for certain portfolios of The Universal Institutional Funds, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0001011378, File No. 811-07607.

Sincerely,

/s/ John M. Richards

John M. Richards, Esq.
Assistant General Counsel
Metropolitan Life Insurance Company